Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Inventories [abstract]
Write down on inventories	$ 21.1	$ 18.5
Reversed write downs of inventories	7.3	4.4
Cost of sales	$ 4,122.1	$ 3,543.2